ACQUISITION OF SUBSIDIARIES - Assets acquired and associated liabilities assumed (Details) - USD ($) $ in Thousands		12 Months Ended
	May 06, 2016	Dec. 31, 2016	Jul. 15, 2016
Net cash outflow on acquisition of subsidiary:
Net cash outflow arising on acquisition:		$ 1,113
Acquired Companies
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Current assets			$ 5,673
Bank and cash	$ 4,553		4,553
Trade and other receivables			1,120
Non-current assets			44,339
IPP solar parks			34,158
Other long-term assets			10,181
Current liabilities			(1,129)
Trade and other payables			(344)
Short-term bank loan			(785)
Non-current liabilities			(31,665)
Assets Retirement Obligation			(714)
Long-term bank loan			(20,076)
Other long-term liabilities			(10,875)
Non-controlling interest		1,400	1,405
Net assets acquired			15,813
Consideration and satisfied by:
Issuance of ordinary shares		$ 10,147,446	10,147
Cash paid	5,666		5,666
Net cash outflow on acquisition of subsidiary:
Cash paid as consideration	5,666		5,666
Less: cash received in acquired companies	4,553		$ 4,553
Net cash outflow arising on acquisition:	$ 1,113